UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
			     	      Washington, D.C. 20549

				            Form 13F
			                Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
						-------

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Knighthead Capital Management, LLC

Address: 	623 Fifth Avenue
		29th Floor
		New York, NY 10022

Form 13F File Number: 028-14346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name: Thomas Wagner
Title: Managing Member
Phone: (212) 356-2900

Signature, Place, and Date of Signing:

/s/ Thomas Wagner 			New York, NY 		    2/14/2012
--------------------------------- --------------------------------- ----------
[Signature] 				[City, State] 		     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

			Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 		     3

Form 13F Information Table Entry Total:             19

Form 13F Information Table Value Total: $      276,902
                                        --------------
                                        (In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1     028-14351            Knighthead GP, LLC
---- -------------------- ----------------------------------------------------
2     028-14353            Thomas Wagner
---- -------------------- ----------------------------------------------------
3     028-14354            Ara Cohen
---- -------------------- ----------------------------------------------------


						FORM 13F INFORMATION TABLE

        COLUMN 1 	       COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
							VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE     SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD	    COM		     02503Y103   45,394  6,744,977 SH	   DEFINED    1,2,3    6,744,977      0	   0
AUGUSTA RES CORP	    COM NEW	     050912203	  1,695    544,300 SH	   DEFINED    1,2,3	 544,300      0	   0
CHEMTURA CORP	            COM NEW	     163893209	  6,769    596,882 SH	   DEFINED    1,2,3	 596,882      0    0
CLEARWATER PAPER CORP	    COM		     18538R103	  5,497    154,353 SH	   DEFINED    1,2,3	 154,353      0    0
DANA HLDG CORP	    	    COM		     235825205	  2,126    175,000 SH	   DEFINED    1,2,3	 175,000      0    0
DELPHI AUTOMOTIVE PLC	    SHS	             G27823106	 44,863  2,082,755 SH	   DEFINED    1,2,3    2,082,755      0    0
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS     G10082140	 20,194    633,431 SH	   DEFINED    1,2,3	 633,431      0    0
GRAPHIC PACKAGING HLDG CO   COM	             388689101	 27,127  6,367,795 SH	   DEFINED    1,2,3    6,367,795      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -	     N53745100	  7,261    223,496 SH	   DEFINED    1,2,3	 223,496      0	   0
MERCER INTL INC		    COM	             588056101	 12,145  1,990,983 SH	   DEFINED    1,2,3    1,990,983      0	   0
NORDION INC		    COM		     65563C105	 10,026  1,199,267 SH	   DEFINED    1,2,3    1,199,267      0    0
PENDRELL CORP	            COM	             70686R104	  9,333  3,645,703 SH	   DEFINED    1,2,3    3,645,703      0	   0
SOLUTIA INC	            COM NEW	     834376501	  6,421    371,582 SH	   DEFINED    1,2,3	 371,582      0    0
GENERAL MTRS CO 	    JR PFD CNV SRB   37045V209	 13,965    407,750 SH	   DEFINED    1,2,3	 407,750      0    0
FASTENAL CO	            Com	             311900104	  4,361    100,000 SH Put  DEFINED    1,2,3	 100,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q   780097754	  8,328    688,262 SH	   DEFINED    1,2,3	 688,262      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S    780097739	  8,409    728,683 SH      DEFINED    1,2,3	 728,683      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T    780097713	 39,473  3,091,062 SH	   DEFINED    1,2,3    3,091,062      0    0
SAVIENT PHARMACEUTICALS INC NOTE 4.750% 2/0  80517QAA8	  3,515  7,400,000 PRN	   DEFINED    1,2,3    7,400,000      0    0